Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
13 — Fair Value Measurements
Hagerty measures and discloses fair values in accordance with the provisions of ASC 820. The Company’s significant fair value measurements primarily relate to interest rate swaps, warrant liabilities, and fixed income investments. The Company uses valuation techniques based on inputs such as observable data, independent market data and/or unobservable data. Additionally, Hagerty makes assumptions in valuing its assets and liabilities, including assumptions about risk and the risks inherent in the inputs to the valuation techniques.
The Company classifies fair value measurements within one of three levels in the fair value hierarchy. The level assigned to a fair value measurement is based on the lowest level input that is significant to the fair value measurement in its entirety. Assessing the significance of a particular input requires judgment. The three levels of the fair value hierarchy are as follows:

•
Level 1 —
Quoted prices (unadjusted) in active markets for identical assets or liabilities that are accessible at the measurement date. Active markets are those in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•	Level 2 — Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable for substantially the full term of the asset or liability.
•	Level 3 — Unobservable inputs that management believes are predicated on the assumptions market participants would use to measure the asset or liability at fair value.
The Company’s policy is to recognize significant transfers between levels at the end of the reporting period.
Recurring fair value measurements
Interest rate swaps
Interest rate swaps are determined to be Level 2 within the fair value hierarchy. The significant inputs, such as the LIBOR forward curve, of interest rate swaps are considered observable market inputs. The Company monitors the credit and nonperformance risk associated with its counterparty and believes them to be insignificant. Refer to Note 15 — Interest Rate Swaps for additional information.
Warrant liabilities
The Company has public and private warrants outstanding as of December 31, 2021 (refer to Note 17 — Warrant Liabilities for additional information).
The Company has determined that its Public Warrants are Level 1 within the fair value hierarchy. The Public Warrants are measured utilizing quoted market prices.
The Company has determined that its private warrants are Level 3 within the fair value hierarchy. The Company’s private warrants include Private Placement Warrants, Underwriter Warrants, OTM Warrants and PIPE Warrants. The Company utilizes a Monte Carlo simulation model to measure the fair value of the private warrants. The Company’s Monte Carlo simulation model includes assumptions related to the expected stock-price volatility, expected term, dividend yield and risk-free interest rate.
The following table summarizes the significant inputs in the valuation model as of December 31, 2021:

Inputs	Private Placement Warrants	Underwriter Warrants	OTM Warrants	PIPE Warrants
Exercise price	$11.50	$11.50	$15.00	$11.50
Common stock price	$14.18	$14.18	$14.18	$14.18
Volatility	26.5%	26.5%	28.0%	26.5%
Expected term of the warrants	4.92	4.92	9.93	4.92
Risk-free rate	1.25%	1.25%	1.52%	1.25%
Dividend yield	$—	$—	$—	$—
The Company estimates the volatility of its common stock based on factors including, but not limited to, implied volatility of the Public Warrants, the historical performance of comparable companies, and management’s understanding of the volatility associated with similar instruments of other entities.
The risk-free rate is based on the yield of the U.S. Treasury Constant Maturity for a term that approximates the expected remaining life, which is assumed to be the remaining contractual term, of the warrants.
The dividend rate is based on the Company’s historical rate, which the Company anticipates to remain at zero.
The fair value of the Company’s financial assets and liabilities measured at fair value on a recurring basis at December 31, 2021 and 2020, is shown in the table below:

	Fair Value Measurements
	Total	Level 1	Level 2	Level 3
	in thousands
	December 31, 2021
Financial Assets
Interest rate swaps	$531	$—	$531	$—

Total	$531	$—	$531	$—
Financial Liabilities
Public warrants	$25,243	$25,243	$—	$—
Private placement warrants	1,248	—	—	1,248
Underwriter warrants	139	—	—	139
OTM warrants	6,849	—	—	6,849
PIPE warrants	55,887	—	—	55,887

Total	$89,366	$25,243	$—	$64,123

	December 31, 2020
Financial Liabilities
Interest rate swaps	$801	$—	$801	$—

Total	$801	$—	$801	$—
The following table presents a reconciliation of the Company’s warrant liabilities that are classified as Level 3 within the fair value hierarchy for the year ended December 31, 2021:

	Private Placement Warrants	Underwriter Warrants	OTM Warrants	PIPE Warrants	Total
	in thousands
Balance at December 31, 2020	$—	$—	$—	$—	$—
Issuance of warrant liabilities	460	51	2,899	31,800	35,210
Change in fair value of warrant liabilities	788	88	3,950	24,087	28,913

Balance at December 31, 2021	$1,248	$139	$6,849	$55,887	$64,123

Fixed Income Investments
The Company has fixed income investments that consist of Canadian Sovereign and Provincial fixed income securities held in a trust account to meet the requirements of a third-party insurer, Aviva, in connection with Hagerty Re’s reinsurance agreement.
The Company classifies its fixed income investments in connection with its reinsurance agreement as held-to-maturity,
as the Company has the intent and ability to hold these investments to maturity. The Company has determined that its fixed income investments are Level 2 within the fair value hierarchy, as these investments are valued using observable inputs such as quoted prices for similar assets at the measurement date.
The following table discloses the fair value and related carrying amount of fixed income securities held within Hagerty Re’s investments:

	Carrying Amount	Estimated Fair Value
	in thousands
	December 31, 2021
Fixed income securities, short-term	$1,189	$1,188
Fixed income securities, long-term	9,596	9,476

Total	$10,785	$10,664

The duration of all unrealized losses is less than 12 months. The Company has reviewed the portfolio for other than temporary impairments and concluded that no impairment exists as of December 31, 2021. The Company did not record any gains or losses on these securities during the year ended December 31, 2021.